CURRENT MATURITIES OF DEBENTURES AND LONG TERM LOANS (Details Narrative) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Debentures		$ 2,658
Current Maturities portion of Loan from Helios	[1]	289	516
Current Maturities Long Term Loan from Bank		41	32
Total Current Maturities of Debentures and Long Term Loans		$ 2,988	$ 549
Debentures [Member]
Interest rate		11.00%
Helios Loan Agreement [Member]
Interest rate		14.50%
Long Term Loan from Bank [Member] | Minimum [Member]
Interest rate		1.80%
Long Term Loan from Bank [Member] | Maximum [Member]
Interest rate		6.00%

[1]	In 2015, the Company entered into a Long Term Mezzanine Loan Agreement (the "Helios Loan Agreement") with Helios Italy Bio-Gas 1 L.P. ("Helios") to finance the acquisition of the SPVs. Under the Helios Loan Agreement, the Company borrowed Euro2,900 ($3,149) at annual interest rate of fourteen and one-half percent (14.5%), paid quarterly. Helios is also entitled to an annual operation fee of one and one-half percent (1.5%), paid quarterly. The final payment of the loan will become due no later than the earlier of (a) thirteen and one half years from the date such loan was made available to the Company, and (b) the date that the Feed in Tariff license granted to the relevant SVP expires. Pursuant to the Helios Loan Agreement, the Company pledged all its shares in Eastern and Bluesphere Pavia to secure the outstanding balance under the Helios Loan Agreement.